Lease Liabilities - Summary of Maturity Analysis for Lease Liabilities (Detail) € in Thousands	Sep. 30, 2021 EUR (€)
Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 124,547
Total lease liabilities	124,547
Carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	102,301
Total lease liabilities	102,301
Within 1 year [member] | Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	6,840
Total lease liabilities	6,840
Within 1 to 5 years [member] | Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	47,653
Total lease liabilities	47,653
After 5 years [member] | Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	70,054
Total lease liabilities	€ 70,054